MANAGED ACCOUNT SERIES

BlackRock GA Disciplined Volatility Equity Fund

(the “Fund”)

Supplement dated November 1, 2021 to the Summary Prospectuses and the

Prospectuses of the Fund, each dated August 27, 2021, as supplemented to date

Effective immediately, the following changes are made to the Fund’s Summary Prospectuses and Prospectuses, as applicable:

The section of the Summary Prospectuses entitled “Key Facts About BlackRock GA Disciplined Volatility Equity Fund — Portfolio Managers” and the section of the Prospectuses entitled “Fund Overview — Key Facts About BlackRock GA Disciplined Volatility Equity Fund — Portfolio Managers” are deleted in their entirety and replaced with the following:

Name	Portfolio Manager of the Fund Since	Title
Rick Rieder	2021	Managing Director of BlackRock, Inc.,
BlackRock’s Chief Investment Officer of
Global Fixed Income, Head of the
Fundamental Fixed Income business,
Head of the Global Allocation Investment
Team, member of BlackRock’s
Executive Sub-Committee on Investments,
member of BlackRock’s Global Operating
Committee, and  Chairman of the firm-wide
		BlackRock Investment Council.
Russ Koesterich, CFA, JD	2017	Managing Director of BlackRock, Inc.
David Clayton, CFA, JD	2018	Managing Director of BlackRock, Inc.
Randy Berkowitz, CFA	2021	Managing Director of BlackRock, Inc.

The section of the Prospectuses entitled “Details About the Funds — How Each Fund Invests — BlackRock GA Disciplined Volatility Equity Fund — About the Portfolio Management Team of the BlackRock GA Disciplined Volatility Equity Fund” is deleted in its entirety and replaced with the following:

ABOUT THE PORTFOLIO MANAGEMENT OF THE BLACKROCK GA DISCIPLINED VOLATILITY EQUITY FUND
The BlackRock GA Disciplined Volatility Equity Fund is managed by a team of financial professionals. Rick Rieder, Russ Koesterich, CFA, JD, David Clayton, CFA, JD, and Randy Berkowitz, CFA are the portfolio managers and are jointly and primarily responsible for the day-to-day management of the Fund. Please see “Management of the Funds — Portfolio Manager Information” for additional information about the portfolio management team.

The section of the Prospectuses entitled “Management of the Funds — Portfolio Manager Information — BlackRock GA Disciplined Volatility Equity Fund” is deleted in its entirety and replaced with the following:

The BlackRock GA Disciplined Volatility Equity Fund is managed by a team of financial professionals. Rick Rieder, Russ Koesterich, CFA, JD, David Clayton, CFA, JD, and Randy Berkowitz, CFA are jointly and primarily responsible for the day-to-day management of the Fund.

Portfolio Manager	Primary Role	Since	Title and Recent Biography
Rick Rieder	Jointly and primarily responsible for the day-to-day management of the Fund’s portfolio, including setting the Fund’s overall investment strategy and overseeing the management of the Fund.	2021	BlackRock’s Chief Investment Officer of Global Fixed Income, Head of the Fundamental Fixed Income business, Head of the Global Allocation Investment Team, member of BlackRock’s Executive Sub-Committee on Investments, member of BlackRock’s Global Operating Committee, and Chairman of the firm wide BlackRock Investment Council; Managing Director of BlackRock, Inc. since 2009; President and Chief Executive Officer of R3 Capital Partners from 2008 to 2009; Managing Director of Lehman Brothers from 1994 to 2008.
Russ Koesterich, CFA, JD	Jointly and primarily responsible for the day-to-day management of the Fund’s portfolio, including setting the Fund’s overall investment strategy and overseeing the management of the Fund.	2017	Managing Director of BlackRock, Inc. since 2009.
David Clayton, CFA, JD	Jointly and primarily responsible for the day-to-day management of the Fund’s portfolio, including setting the Fund’s overall investment strategy and overseeing the management of the Fund.	2018	Managing Director of BlackRock, Inc. since 2012; Director of BlackRock, Inc. from 2010 to 2011.
Randy Berkowitz, CFA	Jointly and primarily responsible for the day-to-day management of the Fund’s portfolio, including setting the Fund’s overall investment strategy and overseeing the management of the Fund.	2021	Managing Director of BlackRock, Inc. since 2021; Director of BlackRock, Inc. from 2014 to 2021.

Shareholders should retain this Supplement for future reference.

PRO2-MGADISC-1121SUP

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